Stock-Based Compensation (Schedule Of Stock Options Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Number of options, Beginning balance	369,000	651,000	731,000
Weighted-average exercise price, Beginning balance	$ 28.04	$ 27.49	$ 27.12
Number of options, Exercised during the year	(192,000)	(273,000)	(66,000)
Weighted-average exercise price, Exercised during the year	$ 28.75	$ 26.67	$ 23.18
Number of options, Forfeited or expired during the year		(9,000)	(14,000)
Weighted-average exercise price, Forfeited or expired during the year		$ 29.51	$ 28.88
Number of options, Ending balance	177,000	369,000	651,000
Weighted-average exercise price, Ending balance	$ 27.28	$ 28.04	$ 27.49